Accounts receivable, net	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Accounts receivable, net
6.	Accounts receivable, net
Accounts receivable consist of the following:

	As of March 31,	As of March 31,
	2021	2022
	RMB	RMB
Accounts receivable - Product sales	37,429	42,070
Accounts receivable - Online marketing and information service and other service	8,559	7,630
Allowance of doubtful accounts	(256)	(469)

Total	45,732	49,231

Movement of allowance of doubtful accounts

	As of March 31,	As of March 31,	As of March 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	92	363	256
Addition/(reversal)	271	(107)	213

At end of year	363	256	469